Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
End of lease ("EOL") and Maintenance Reserved ("MR") contract maintenance rights expense		$ 45,655	$ 76,611	$ 157,792
MR contract maintenance rights write-off due to maintenance liability release		35,897	19,848	29,656
EOL contract maintenance rights write-off due to cash receipt		51,463	148,289	99,671
Maintenance rights write-off	[1]	133,015	244,748	287,119
Non-Cash Investing And Financing Activities
Flight equipment reclassified to net investment in finance and sales-type leases		46,600	143,400	76,900
Flight equipment reclassified to held for sale, net		83,500	1,600,000	979,200
Accrued maintenance liability settled with buyers upon sale or disposal of assets		95,042	$ 249,187	261,200
Non-Cash Investing And Financing Activities | Norwegian Air Shuttle ASA
Other assets and Accounts payable, accrued expenses and other liabilities increase due to NAS recapitalization		$ 185,700
Non-Cash Investing And Financing Activities | Other Assets
Flight equipment reclassified to inventory, net				$ 38,400

[1]	Maintenance rights write-off consisted of the following:

End of lease ("EOL") and Maintenance Reserved ("MR") contract maintenance rights expense	$45,655	$76,611	$157,792
MR contract maintenance rights write-off due to maintenance liability release	35,897	19,848	29,656
EOL contract maintenance rights write-off due to cash receipt	51,463	148,289	99,671
Maintenance rights write-off	$133,015	$244,748	$287,119